PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET Allowance for doubtful debts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at the beginning of the year	¥ 7,405	¥ 7,405
Additions charged to bad debt expense	22,335		¥ 7,405
Balance at the end of the year	¥ 29,740	¥ 7,405	¥ 7,405